Related Parties Balances and Transactions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 26, 2019
Related Parties Balances and Transactions (Details) [Line Items]
Accounts receivable from related parties	$ 15,077	$ 54,825
Due from related party		100,122
Revenue	6,155,593	10,814,656	$ 15,026,991
Related party’s borrowing				$ 1,207,804
Related Party [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Due to a related party	63,689
Revenue	$ 310,465	$ 710,620	$ 365,042